AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Municipal Bonds - 92.3%			District of Columbia, Series A
			5.000%, 06/01/30	$6,020,000	$7,340,005
Arizona - 1.8%			5.000%, 10/15/30	5,010,000	6,510,946
Arizona Department of Transportation State			District of Columbia, Series B
Highway Fund Revenue			5.000%, 06/01/31	10,065,000	12,789,193
5.000%, 07/01/28	$5,030,000	$6,193,690
			Washington Convention & Sports Authority,
Arizona Water Infrastructure Finance Authority,			Series A
Water Quality Revenue, Series A			5.000%, 10/01/27	5,525,000	6,980,782
5.000%, 10/01/26	10,000,000	11,776,300
			Total District of Columbia		39,725,706
Total Arizona		17,969,990
			Florida - 4.2%
California - 5.2%
			Florida's Turnpike Enterprise,
California Municipal Finance Authority,			Department of Transportation, Series C
Community Medical Centers, Series A			5.000%, 07/01/28	7,075,000	8,696,449
5.000%, 02/01/27	950,000	1,173,953
5.000%, 02/01/30	1,630,000	1,984,737	Lee Memorial Health System, Series A
5.000%, 02/01/31	900,000	1,090,260	5.000%, 04/01/34	5,500,000	6,835,070
5.000%, 02/01/32	1,855,000	2,236,815	Orange County Health Facilities Authority,
San Francisco City & County Airport Commission,			Series A
San Francisco International Airport, Series A			5.000%, 10/01/31	4,515,000	5,459,087
5.000%, 05/01/34	5,000,000	6,246,000	Orange County Health Facilities Authority,
5.000%, 05/01/35	5,800,000	7,222,682	Series G
State of California			5.000%, 10/01/26	3,000,000	3,698,220
5.000%, 08/01/29	7,235,000	8,907,009
5.000%, 09/01/29	5,075,000	6,259,860	State of Florida, Capital Outlay, Series B
5.000%, 04/01/32	5,000,000	6,845,500	5.000%, 06/01/27	9,045,000	10,559,223
State of California, Series C			State of Florida, Department of Transportation,
5.000%, 09/01/26	7,715,000	9,347,648	Fuel Sales Tax Revenue, Series B
Total California		51,314,464	5.000%, 07/01/26	5,780,000	6,152,983
			Total Florida		41,401,032
Colorado - 2.2%
			Georgia - 1.2%
Colorado Health Facilities Authority, Series A
5.000%, 01/01/27 [1]	2,500,000	3,089,325	Atlanta Water & Wastewater Revenue
5.000%, 01/01/28 [1]	2,500,000	3,165,050	5.000%, 11/01/25	5,100,000	6,095,418
5.000%, 01/01/29 [1]	4,000,000	5,154,160
			Georgia State University & College
5.000%, 08/01/33	2,750,000	3,393,500	Improvements, Series A
Regional Transportation District County COPS,			5.000%, 07/01/27	5,450,000	5,990,804
Series A			Total Georgia		12,086,222
5.000%, 06/01/24	6,000,000	6,752,940
Total Colorado		21,554,975	Illinois - 7.0%
Connecticut - 2.8%			Chicago O'Hare International Airport, Series B
			5.000%, 01/01/28	10,670,000	12,506,200
State of Connecticut Special Tax Revenue,
Transportation Infrastructure			Chicago O'Hare International Airport,
5.000%, 08/01/24	5,340,000	6,212,716	Senior Lien, Series A
5.000%, 01/01/30	10,170,000	12,591,986	5.000%, 01/01/36	10,000,000	12,221,300
			5.000%, 01/01/38	5,500,000	6,677,660
State of Connecticut Special Tax Revenue,
Series B			Illinois State Finance Authority Revenue,
5.000%, 10/01/35	7,500,000	9,234,300	Clean Water Initiative Revenue
			5.000%, 07/01/27	11,000,000	13,330,790
Total Connecticut		28,039,002
			Illinois State Toll Highway Authority, Series A
District of Columbia - 4.0%			5.000%, 12/01/31	9,565,000	11,295,691
District of Columbia Water & Sewer Authority			Illinois State Toll Highway Authority,
Public Utility Revenue, Sub Lien, Series C			Senior Revenue Bonds, Series A
5.000%, 10/01/24	5,500,000	6,104,780	5.000%, 01/01/30	10,050,000	12,758,274
			Total Illinois		68,789,915

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Indiana - 1.4%			Minnesota - 1.0%
Indiana Finance Authority,			City of Minneapolis MN, Fairview Health
Series C			Services, Series A
5.000%, 06/01/29	$4,800,000	$6,297,408	5.000%, 11/15/35	$3,165,000	$3,928,176
Indiana Transportation Finance Authority,			Minneapolis-St Paul Metropolitan Airports
Series C			Commission, Series A
5.500%, 12/01/25	6,070,000	7,519,213	5.000%, 01/01/25	5,000,000	5,919,750
Total Indiana		13,816,621	Total Minnesota		9,847,926
Iowa - 2.4%			Missouri - 0.6%
Iowa Finance Authority, State Revolving Fund			University of Missouri, Series A
Green Bond			5.000%, 11/01/26	5,495,000	6,461,955
5.000%, 08/01/30	15,010,000	18,792,820	Nebraska - 0.6%
State of Iowa, Series A			University of Nebraska Facilities Corp.
5.000%, 06/01/25	4,000,000	4,800,520	5.000%, 07/15/25	5,010,000	6,051,679
Total Iowa		23,593,340	New Jersey - 0.5%
Kentucky - 0.7%			New Jersey State Turnpike Authority Revenue,
Louisville/Jefferson County Metropolitan			Series B
Government, Norton Healthcare Inc. ,			5.000%, 01/01/28	4,010,000	5,094,865
Series A			New Mexico - 1.5%
5.000%, 10/01/29	5,430,000	6,565,902
			New Mexico Finance Authority,
Maryland - 6.8%			Subordinate, Series A
State of Maryland, Department of Transportation			5.000%, 06/15/28	11,425,000	14,628,913
5.000%, 10/01/28	12,085,000	14,972,952
5.000%, 09/01/29	12,100,000	15,259,310	New York - 10.7%
State of Maryland, Series B			Long Island Power Authority
5.000%, 08/01/25	24,115,000	29,135,261	5.000%, 09/01/35	5,000,000	6,216,600
State of Maryland, State & Local Facilities			Metropolitan Transportation Authority,
Loan of 2019, 1st Series			Transit Revenue, Green Bond,
5.000%, 03/15/30	6,000,000	7,836,120	Series B
			5.000%, 11/15/27	14,225,000	17,873,570
Total Maryland		67,203,643
			Metropolitan Transportation Authority,
Massachusetts - 1.7%			Transit Revenue, Series F
Commonwealth of Massachusetts, Series A			5.000%, 11/15/24	4,950,000	5,484,897
5.000%, 07/01/25	7,700,000	9,267,104	5.000%, 11/15/27	5,000,000	5,515,800
Massachusetts Water Resources Authority,			5.000%, 11/15/28	4,750,000	5,672,830
Series C			New York City General Obligation, Series I
5.000%, 08/01/31	6,050,000	7,403,930	5.000%, 08/01/24	5,000,000	5,513,850
Total Massachusetts		16,671,034	New York City Transitional Finance Authority
Michigan - 3.4%			Building Aid Revenue,
			Series S-3, Sub-Series S-3A
Michigan Finance Authority,			5.000%, 07/15/31	5,070,000	6,428,405
Henry Ford Health System
5.000%, 11/15/29	11,450,000	13,894,460	New York City Transitional Finance Authority,
			Future Tax Secured Revenue, Series C
Michigan State Building Authority Revenue,			5.000%, 11/01/26	9,535,000	11,394,325
Series I
			New York State Dormitory Authority, Series A
5.000%, 04/15/27	5,700,000	6,867,075	5.000%, 12/15/25	8,645,000	9,649,895
State of Michigan			5.000%, 12/15/27	5,640,000	6,276,813
5.000%, 03/15/27	10,000,000	12,453,600	5.000%, 03/15/31	7,500,000	9,558,675
Total Michigan		33,215,135	New York State Dormitory Authority, Series D
			5.000%, 02/15/27	5,345,000	5,794,621

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

New York - 10.7% (continued)			Lower Colorado River Authority,
New York State Dormitory Authority, Series E			LCRA Transmission Services Corporation
5.000%, 03/15/32	$8,370,000	$9,971,432	5.000%, 05/15/29	$3,815,000	$4,387,593
Total New York		105,351,713	North Texas Municipal Water District
			Water System Revenue,
North Carolina - 1.9%			Refunding And Improvement
North Carolina State Limited Obligation, Series B			5.000%, 09/01/29	7,350,000	9,011,762
5.000%, 05/01/28	15,255,000	19,116,803	North Texas Tollway Authority Revenue,
Ohio - 2.7%			Special Projects System, 1st Tier,
Ohio State General Obligation, Series A			Series A
5.000%, 09/01/26	7,090,000	8,795,996	5.000%, 01/01/25	6,460,000	7,422,540
Ohio State General Obligation, Series T			North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 05/01/30	5,000,000	6,244,900	5.000%, 01/01/31	2,000,000	2,380,140
			5.000%, 01/01/32	4,010,000	4,879,127
Ohio Water Development Authority,			North Texas Tollway Authority, Series A
Water Pollution Control Loan Fund,			5.000%, 01/01/26	7,795,000	8,951,544
Series 2015A
5.000%, 06/01/25	10,050,000	12,067,437	State of Texas, Transportation Commission
Total Ohio		27,108,333	Mobility Fund
			5.000%, 10/01/26	10,510,000	12,205,578
Oregon - 2.3%
			Texas Transportation Commission Fund, Series A
Oregon State Lottery, Series C			5.000%, 04/01/27	12,550,000	13,681,132
5.000%, 04/01/27	10,000,000	11,939,800
			Texas Water Development Board,
Oregon State Lottery, Series D			State Revolving Fund
5.000%, 04/01/28	9,225,000	10,999,152	5.000%, 08/01/26	5,395,000	6,651,118
Total Oregon		22,938,952	Total Texas		115,593,828
Pennsylvania - 2.6%			Utah - 1.9%
Allegheny County Hospital Development			Salt Lake City Corp. Airport Revenue, Series A
Authority,			5.000%, 07/01/29	3,450,000	4,313,949
University Pittsburgh Medical Center			5.000%, 07/01/30	6,585,000	8,191,674
5.000%, 07/15/31	5,500,000	6,980,215	Utah Transit Authority, Series A
Commonwealth Financing Authority,			5.000%, 06/15/27	5,020,000	6,019,683
Pennsylvania Tobacco			Total Utah		18,525,306
5.000%, 06/01/32	7,870,000	9,693,558
			Virginia - 1.3%
Lancaster County Hospital Authority,
University of Pennsylvania Health Revenue			Virginia Public Building Authority, Series B
5.000%, 08/15/26	6,970,000	8,616,662	5.000%, 08/01/25	10,325,000	12,474,459
Total Pennsylvania		25,290,435	Washington - 5.2%
Texas - 11.7%			Energy Northwest Electric Revenue,
			Bonneville Power
Central Texas Turnpike System Transportation			5.000%, 07/01/25	10,225,000	12,305,992
Commission, Series C
5.000%, 08/15/31	11,175,000	12,746,205	Energy Northwest Nuclear Revenue,
			Project 3, Series A
City of Austin TX Water & Wastewater			5.000%, 07/01/25	7,965,000	9,586,037
System Revenue
5.000%, 11/15/26	5,100,000	6,315,942	State of Washington School Improvements,
			Series C
City of Corpus Christi TX Utility System Revenue,			5.000%, 02/01/28	7,370,000	8,975,554
Junior Lien
5.000%, 07/15/29	3,125,000	3,950,625	State of Washington, Series R-2015C
			5.000%, 07/01/28	10,205,000	12,059,963
City of San Antonio TX Electric & Gas
Systems Revenue
5.000%, 02/01/26	9,300,000	11,301,453
Dallas Area Rapid Transit, Senior Lien
5.250%, 12/01/28	8,865,000	11,709,069

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value			Shares		Value
Washington - 5.2% (continued)			Short	-Term Investments - 7.7%
University of Washington,				Other Investment Companies - 7.7%
University & College Improvements				Dreyfus Government Cash Management Fund,
Revenue, Series C				Institutional Shares, 1.85% [2]	25,092,367		$25,092,367
5.000%, 07/01/27	$7,270,000	$8,114,120
				Dreyfus Institutional Preferred Government
Total Washington		51,041,666		Money Market Fund, Institutional Shares,
West Virginia - 0.4%				1.90% [2]	25,092,367		25,092,367
West Virginia Hospital Finance Authority,				JPMorgan U.S. Government Money Market Fund,
Cabell Huntington Hospital Obligation				IM Shares, 1.87% [2]	25,852,742		25,852,742
5.000%, 01/01/35	3,745,000	4,527,331		Total Short-Term Investments
Wisconsin - 2.6%				(Cost $76,037,476)			76,037,476
Wisconsin State Revenue, Department of				Total Investments - 100.0%
Transportation, Series 2				(Cost $941,164,822)			987,663,016
5.000%, 07/01/29	20,405,000	25,624,395		Other Assets, less Liabilities - (0.0)%#			(161,399)
Total Municipal Bonds				Net Assets - 100.0%			$987,501,617
(Cost $865,127,346)		911,625,540

# Less than 0.05%.				COPS Certificates of Participation
[1] All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2019, amounted to $11,408,535, or 1.2% of net assets.
[2] Yield shown represents the September 30, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
				Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds †				—	$911,625,540	—	$911,625,540
Short-Term Investments
Other Investment Companies				$76,037,476	—	—	76,037,476
Total Investments in Securities				$76,037,476	$911,625,540	—	$987,663,016

† All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

4